LOANS AND LEASES - Changes in Other Real Estate Owned (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 106	$ 191	$ 98
Additions	119	387	327
Proceeds from Sale of Other Real Estate	136	288	192
Other Real Estate, Period Increase (Decrease)	(25)	184	42
Balance at end of year	64	106	191
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	0	0	0
Proceeds from Sale of Other Real Estate	0	0	98
Other Real Estate, Period Increase (Decrease)	0	0	0
Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions	119	387	327
Proceeds from Sale of Other Real Estate	136	288	94
Other Real Estate, Period Increase (Decrease)	$ (25)	$ 184	$ 42